Consolidated balance sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 71,732	$ 77,810
Restricted deposits	10,020	9,814
Accounts receivable, net	47,869	38,141
Deferred contract costs	11,165	9,789
Prepaid expenses and other current assets	5,599	6,628
Total current assets	146,385	142,182
Property and equipment, net	28,630	31,823
Deferred contract costs, non-current	9,845	8,348
Operating lease right-of-use assets	36,007	40,823
Intangible assets, net	4,785	9,561
Goodwill	12,867	12,867
Other non-current assets	494	441
Total assets	239,013	246,045
Current liabilities:
Borrowings under Credit Facility	25,000	25,000
Accounts payable	8,422	7,144
Payroll and benefit related liabilities	20,437	18,512
Deferred revenue	99,968	93,195
Other payables and accrued expenses	23,263	27,990
Operating lease liabilities	7,095	9,091
Total current liabilities	184,185	180,932
Deferred revenue, non-current	878	974
Operating lease liabilities, non-current	35,329	40,075
Other long-term liabilities	3,074	2,113
Total liabilities	223,466	224,094
Commitments and contingencies (Note 16)
Shareholders' equity
Ordinary Shares, NIS 0.01 par value 500,000,000 shares authorized as of December 31, 2022 and 2023; 76,435,940 and 78,653,046 shares issued as of December 31, 2022 and 2023, respectively; 76,433,772 and 78,650,878 shares outstanding as of December 31, 2022 and 2023, respectively; 2,168 treasury shares as of December 31, 2022 and 2023;	216	210
Additional paid-in capital	367,558	345,834
Accumulated other comprehensive (loss) income	872	(367)
Accumulated deficit	(353,099)	(323,726)
Total shareholders' equity	15,547	21,951
Total liabilities and shareholders' equity	$ 239,013	$ 246,045
Ordinary shares, authorized (in shares)	500,000,000	500,000,000